Invested Assets and Investment Income - Schedule of Investment Income (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investment Income [line items]
Rental income, net of depreciation	CAD 1,120	CAD 1,204
Yields	6.00%	4.70%
Net investment income	CAD 19,367	CAD 14,524
Investment income	CAD 13,649	CAD 13,390
Debt securities [Member]
Disclosure of Investment Income [line items]
Yields	5.40%	4.70%
Interest income	CAD 5,679	CAD 5,639
Gains (losses)	3,485	2,206
Impairment loss	CAD 15	CAD (18)
Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Yields	0.90%	0.70%
Interest income	CAD 160	CAD 124
Gains (losses)	(25)
Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	CAD 603	CAD 592
Yields	16.60%	10.60%
Gains (losses)	CAD 2,598	CAD 1,209
Impairment loss	CAD (14)	CAD (48)
Mortgages [Member]
Disclosure of Investment Income [line items]
Yields	3.90%	4.10%
Interest income	CAD 1,685	CAD 1,667
Gains (losses)	69	81
Provision, net	CAD (32)	CAD (7)
Private placements [Member]
Disclosure of Investment Income [line items]
Yields	5.30%	5.40%
Interest income	CAD 1,553	CAD 1,494
Gains (losses)	43	17
Impairment loss	CAD 10	CAD (50)
Policy loans [Member]
Disclosure of Investment Income [line items]
Yields	6.10%	6.10%
Net investment income	CAD 365	CAD 358
Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Yields	4.00%	3.90%
Interest income	CAD 68	CAD 68
Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	CAD 517	CAD 523
Yields	6.20%	4.90%
Gains (losses)	CAD 341	CAD 160
Impairment loss	(4)
Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	893	1,082
Gains (losses)	CAD (945)	CAD (2,597)
Other invested assets [Member]
Disclosure of Investment Income [line items]
Yields	10.30%	10.30%
Interest income	CAD 174	CAD 103
Oil and gas, timber, agriculture and other income	1,690	1,162
Gains (losses)	484	842
Impairment loss	CAD (45)	CAD (83)
Interest income [Member]
Disclosure of Investment Income [line items]
Yields	3.30%	3.40%
Investment income	CAD 10,577	CAD 10,533
Dividend, rental and other income [Member]
Disclosure of Investment Income [line items]
Yields	0.90%	0.70%
Investment income	CAD 2,810	CAD 2,277
Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Yields	0.00%	(0.10%)
Investment income	CAD (70)	CAD (206)
Other [Member]
Disclosure of Investment Income [line items]
Yields	0.10%	0.20%
Investment income	CAD 332	CAD 786
Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	CAD 5,718	CAD 1,134
Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Yields	1.10%	0.50%
Realized and unrealized gains (losses) on assets	CAD 3,686	CAD 1,662
Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Yields	0.70%	0.30%
Realized and unrealized gains (losses) on assets	CAD 2,235	CAD 985
Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Yields	0.00%	0.00%
Realized and unrealized gains (losses) on assets	CAD 69	CAD 80
Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Yields	0.00%	0.00%
Realized and unrealized gains (losses) on assets	CAD 40	CAD 12
Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Yields	0.10%	0.00%
Realized and unrealized gains (losses) on assets	CAD 350	CAD 128
Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Yields	0.10%	0.30%
Realized and unrealized gains (losses) on assets	CAD 441	CAD 848
Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Yields	(0.30%)	(0.80%)
Realized and unrealized gains (losses) on assets	CAD (1,103)	CAD (2,581)
FVTPL [Member]
Disclosure of Investment Income [line items]
Net investment income	11,954	7,410
Investment income	6,918	6,683
FVTPL [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	5,102	5,051
Gains (losses)	3,690	1,658
Impairment loss	16	(18)
FVTPL [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	7	7
Gains (losses)	22	18
FVTPL [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	524	534
Gains (losses)	2,372	1,008
FVTPL [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	809	1,115
Gains (losses)	(1,029)	(2,597)
FVTPL [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	441	634
FVTPL [Member] | Interest income [Member]
Disclosure of Investment Income [line items]
Investment income	5,918	6,173
FVTPL [Member] | Dividend, rental and other income [Member]
Disclosure of Investment Income [line items]
Investment income	524	534
FVTPL [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	16	(18)
FVTPL [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	460	(6)
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	5,036	727
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	3,694	1,657
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	2,200	963
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	329	688
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(1,187)	(2,581)
AFS [Member]
Disclosure of Investment Income [line items]
Net investment income	761	1,447
Investment income	743	1,420
AFS [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	577	588
Gains (losses)	(205)	548
Impairment loss	(1)
AFS [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	153	117
Gains (losses)	(47)	(18)
AFS [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	79	58
Gains (losses)	226	201
Impairment loss	(14)	(48)
AFS [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	(7)	1
AFS [Member] | Interest income [Member]
Disclosure of Investment Income [line items]
Investment income	730	703
AFS [Member] | Dividend, rental and other income [Member]
Disclosure of Investment Income [line items]
Investment income	79	58
AFS [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(15)	(48)
AFS [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	(51)	707
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	18	27
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(8)	5
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	35	22
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(9)
Other [Member]
Disclosure of Investment Income [line items]
Net investment income	6,652	5,667
Investment income	5,988	5,287
Other [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	1,685	1,667
Gains (losses)	69	81
Provision, net	(32)	(7)
Other [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	1,553	1,494
Gains (losses)	43	17
Impairment loss	10	(50)
Other [Member] | Policy loans [Member]
Disclosure of Investment Income [line items]
Net investment income	365	358
Other [Member] | Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	68	68
Other [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	517	523
Gains (losses)	341	160
Impairment loss	(4)
Other [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	84	(33)
Gains (losses)	84
Other [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	174	103
Oil and gas, timber, agriculture and other income	1,690	1,162
Gains (losses)	50	207
Impairment loss	(45)	(83)
Other [Member] | Interest income [Member]
Disclosure of Investment Income [line items]
Investment income	3,929	3,657
Other [Member] | Dividend, rental and other income [Member]
Disclosure of Investment Income [line items]
Investment income	2,207	1,685
Other [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	(71)	(140)
Other [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	(77)	85
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	664	380
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	69	80
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	40	12
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	350	128
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	121	CAD 160
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	CAD 84